Investment Objectives and Goals	Jun. 10, 2026
Defiance US 100 Tech AI Moat ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE US 100 TECH AI MOAT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance US 100 Tech AI Moat ETF (the “Fund” or the “AI Moat ETF”) seeks to track the total return performance, before fees and expenses, of the Indxx US 100 Tech AI Moat Index (the “Index”).
Defiance US 100 Tech Ex Software ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE US 100 TECH EX SOFTWARE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Defiance US 100 Tech Ex Software ETF (the “Fund” or the “Ex Software ETF”) seeks to track the total return performance, before fees and expenses, of the Indxx US 100 Tech Focused Ex Software Technology Index (the “Index”)